Accrued Liabilities and Other Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Payables [Line Items]
Accrued professional fee	$ 540,000	$ 500,000
Accrued penalty expense	$ 380,000	$ 300,000
Percentage of service fee	20.00%	20.00%
IPO [Member]
Accrued Liabilities and Other Payables [Line Items]
Accrued penalty expense	$ 20